Other disclosures - Related party transactions - Material Transactions with Related Parties (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Parent | Novo Holdings A/S
Disclosure of transactions between related parties [line items]
Purchase of Novo Nordisk B shares	kr 5,963	kr 4,894	kr 4,207
Sale of NNIT B shares	0	0	(368)
Dividend payment to Novo Holdings A/S	5,767	5,580	5,496
Associates | NNIT Group
Disclosure of transactions between related parties [line items]
Services provided by related party	775	941	1,052
Dividend payment from NNIT	(18)	(20)	(19)
Related parties | Novozymes Group
Disclosure of transactions between related parties [line items]
Services provided by related party	72	103	121
Services provided by Novo Nordisk	(113)	(132)	(115)
Related parties | CS Solar Fund XIV
Disclosure of transactions between related parties [line items]
Purchase of Novo Nordisk B shares	0	97	0
Liability for capital commitment1	0	389	0
Distribution by CS Solar Fund XIV	0	(385)	0
Liability For Capital Commitment, Related Party Transactions, Payment	392
Liability for capital commitment1	kr 0	kr 389	kr 0